Share-Based Payments - Fair Value of Share-Based Payments (Details)	Dec. 31, 2022 EquityInstruments $ / shares shares	Dec. 31, 2021 EquityInstruments	Dec. 31, 2020 EquityInstruments
Share-Based Payments
Number of warrants set aside to secure the delivery of shares in connection with the utilization of the award program | shares	5,000,000
Board LTIP 2019
Share-Based Payments
Fair value of stock awards | $ / shares	$ 22.49
Number of other equity instruments outstanding in share-based payment arrangement | EquityInstruments		51,399	51,399
Number of warrants set aside to secure the delivery of shares in connection with the utilization of the award program | shares	72,000
Board LTIP 2020
Share-Based Payments
Fair value of stock awards | $ / shares	$ 33.97
Number of other equity instruments outstanding in share-based payment arrangement | EquityInstruments	29,928	31,371	31,371
Board LTIP 2021
Share-Based Payments
Fair value of stock awards | $ / shares	$ 62.95
Number of other equity instruments outstanding in share-based payment arrangement | EquityInstruments	24,244	26,968	0
Board LTIP 2022
Share-Based Payments
Fair value of stock awards | $ / shares	$ 51.54
Number of other equity instruments outstanding in share-based payment arrangement | EquityInstruments	40,706	0	0